Income Taxes - Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income from continuing operations before provision for income taxes	$ 521	$ 488	$ 772
United Kingdom statutory tax rate (as a percent)	25.00%	23.50%	19.00%
Statutory tax expense	$ 130	$ 115	$ 147
Change in valuation allowances	19	60	32
Italy regional tax (“IRAP”) and state taxes	38	38	31
Tax cost of dividends	48	0	0
Non-deductible expenses	10	5	14
Foreign tax and statutory rate differential	(11)	(9)	26
Foreign tax expense, net of U.S. federal benefit	6	12	26
GILTI tax	10	1	5
Non-taxable gain on sale of business	0	0	(79)
Non-taxable foreign exchange (gain) loss	(1)	1	(7)
Italian patent box tax benefit	(2)	(2)	0
Change in unrecognized tax benefits	9	16	1
Tax law changes	0	0	7
Other	(5)	(15)	10
Provision for income taxes	$ 250	$ 223	$ 212
Effective tax rate (as a percent)	48.00%	45.80%	27.50%